Income Taxes (Notes)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax disclosure
Income Taxes
For the years ended December 31, 2012, 2011 and 2010, the Company’s tax provision was computed based on the legal entity structure, as described in note 1. Any tax benefit or valuation allowance related to net operating losses (NOL) was recognized and evaluated on a stand-alone basis.
The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
U.S.	$(239)	$(101)	$(108)
Non U.S.	(123)	(6)	43
	$(362)	$(107)	$(65)

Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
United States federal	$—	$(7)	$(7)
State and local	(1)	—	(1)
Non U.S. jurisdictions	19	(3)	16
	$18	$(10)	$8
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27
	$18	$9	$27
Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)
	$17	$(19)	$(2)

Income tax (benefit) expense attributable to income from operations was $8, $27 and ($2) for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from continuing operations as a result of the following:

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(127)	$(37)	$(23)
State and local income taxes, net of Federal income tax benefit	(1)	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	2	(2)	4
Non U.S. tax rate differential	(1)	2	(8)
Branch accounting effect	33	12	35
Withholding taxes	1	1	2
Valuation allowance	96	53	(14)
Permanent differences	1	(2)	2
Settlements	4	—	—
	$8	$27	$(2)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012, and 2011 are presented below.

	U.S.		Non U.S.
	2012	2011	2012	2011
Current deferred tax assets:
Inventory	$9	$9	$4	$5
Vacation	2	4	1	2
Provision for expenses related to timing	6	3	19	15
Other	7	12	2	2
Total current deferred tax assets	24	28	26	24
Noncurrent deferred tax assets:
Amortization	128	162	6	7
Depreciation	27	23	14	14
Pension	121	124	34	27
Net operating losses	375	307	122	84
Branch accounting future credits	12	13	—	—
Reserves	2	2	—	—
Deferred interest deductions	—	—	29	18
Other	6	7	1	2
Total noncurrent deferred tax assets	671	638	206	152
Total gross deferred tax assets	695	666	232	176
Less valuation allowance	(685)	(655)	(127)	(64)
Net deferred tax assets	10	11	105	112
Current deferred tax liabilities:
Inventory	—	—	9	8
Provision for expenses related to timing	—	—	2	3
Other	—	—	13	13
Total current deferred tax liabilities	—	—	24	24
Noncurrent deferred lax liabilities:
Amortization	—	—	67	75
Depreciation	—	—	42	45
Other	10	11	5	4
Total noncurrent deferred tax liabilities	10	11	114	124
Total deferred tax liabilities	10	11	138	148
Net deferred tax asset (liability)	$—	$—	$(33)	$(36)

NOL Schedule

Country	NOL value
United States	$1,049
Germany	193
Japan	120
Thailand	47
Other	19
Total	$1,428

At December 31, 2012, 2011 and 2010, the Company had available approximately $1,428, $1,111 and $956 of gross net operating loss carryforwards with expiration dates ranging from one year to indefinite that may be applied against future taxable income, respectively. $526 of the $1,049 U.S. net operating loss carryforwards are subject to dual consolidated loss rules and potentially could be recaptured, should certain triggering events occur within the certification period. The net operating losses for the United States, Japan and Thailand will begin to expire in 2026, 2014 and 2016, respectively. The net operating losses for Germany have no expiration date.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the net deferred tax assets are deductible, management believes it is more likely that the Company will not realize the benefit of most of their net deferred tax assets. As of December 31, 2012 and 2011, in some jurisdictions in which there is a net deferred tax asset, the Company has established a full valuation allowance. However, there are exceptions for certain non U.S. jurisdictions where, based on management’s assessment, it is more likely than not the net deferred tax asset will be realized. For the years ending December 31, 2012 and 2011, the Company established new valuation allowances of $9 and $28, respectively, in certain non-U.S. jurisdictions based on its assessment that the net deferred tax assets will likely not be realized.
The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2012 and is expecting that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings.
Under branch accounting, the inclusion of the non-U.S. operations in the U.S. income tax return requires the establishment of a deferred tax asset or liability to offset the foreign affiliates’ tax consequences; eliminating a duplicative deferred tax benefit or expense. The “branch accounting future credit” deferred tax asset of $12 and $13 at December 31, 2012 and 2011, respectively, principally represents the offset to the non-US affiliates deferred tax liabilities.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits, December 31, 2010	$20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2
Balance at December 31, 2011	21

Additions for tax positions of the current year	3
Additions for tax positions of prior years	2
Reductions for tax positions of prior years	(1)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	(4)
Balance at December 31, 2012	$20

Liabilities for unrecognized tax benefits as of December 31, 2012 relate to various foreign jurisdictions. If recognized, all of the unrecognized tax benefits as of December 31, 2012 would reduce the Company’s effective tax rate.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of December 31, 2012 and 2011 the Company has recorded a liability of approximately $1 and $1, respectively, for interest and penalties.
The Company files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities throughout the world with examinations ongoing in a few of those jurisdictions including Germany, Malaysia and Italy. Such major jurisdictions with open tax years are as follows: United States 2006-2012, Germany 2007-2012, Italy 2003-2012, Switzerland 2009-2012, Singapore 2005-2012, Japan 2007-2012, Thailand 2010-2012, Hong Kong 2007-2012, Canada 2009-2012 and Brazil 2007-2012. Unrecognized tax benefits are not expected to change significantly over the next 12 months.
The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2012 and is expecting that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that if settled may trigger taxable gains or losses based on currency exchange rates in place at the time of settlement. Since the currency translation impact is considered indefinite, the Company has not provided deferred taxes on gains of $278, which could result in a tax obligation of $98, based on currency exchange rates as of December 31, 2012. Should the intercompany arrangement be settled or the Company changes its assertion, the actual tax impact will depend on the currency exchange rate at the time of settlement or change in assertion.